SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 12:-	SUBSEQUENT EVENTS

a.
During February 2014, the Company's shareholders resolved to grant the Company's CFO and CEO bonuses in the amount of $ 200 and $ 200, respectively. (see also Note 10 (a) and (d)).  In addition, the shareholders had approved a grant of 150,000 options to the CEO.

b.	During February and March 2014, the Company's Board of Directors resolved to grant an aggregate number of 155,000 options to two employees.

c.	During March 2014, the Company's board of directors resolved to increase the number of options available for future grant under the option plan by 172,725.